JPMORGAN TRUST I

JPMorgan Income Funds
JPMorgan Bond Fund
JPMorgan Short Term Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Enhanced Income Fund
Prospectuses dated February 29, 2009
(All Share Classes)

JPMorgan Municipal Funds
JPMorgan Intermediate Tax Free Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMORGAN TRUST II

JPMorgan Income Funds
JPMorgan Core Plus Bond Fund
Prospectus dated June 10, 2009
(Institutional Class Shares)

JPMorgan Income Funds
JPMorgan Core Plus Bond Fund
Prospectuses dated October 27, 2008
(R2 Class Shares)

JPMorgan Income Funds
JPMorgan Core Plus Bond Fund
Prospectuses dated July 1, 2008
(All Other Share Classes)

JPMorgan Municipal Funds
JPMorgan Short-Intermediate Municipal Bond Fund
Prospectuses dated June 10, 2009
(Institutional Class Shares)

JPMorgan Municipal Funds
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
Prospectuses dated July 1, 2008
(All Other Share Classes)

SUP-MER-609

Supplement dated June 23, 2009
to the Prospectuses as dated above, and as supplemented

Fund Mergers

At special meetings of shareholders held June 22, 2009, the shareholders of each of the Acquired Funds listed in the chart below approved the merger of each Acquired Fund into the corresponding Acquiring Fund. The following mergers were approved by shareholders of the Acquired Funds and are expected to close as of the close of business on June 26, 2009.

ACQUIRED FUNDS		ACQUIRING FUNDS
JPMorgan Bond Fund	merges with and into	JPMorgan Core Plus Bond Fund
JPMorgan Louisiana Municipal Bond Fund	merges with and into	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Tax Aware Enhanced Income Fund	merges with and into	JPMorgan Short-Intermediate Municipal Bond Fund

Other Matters considered at a June 23, 2009 Shareholder Meeting.

At a shareholder meeting held on June 23, 2009, shareholders did not approve a proposal to merge the JPMorgan Short Term Bond Fund into the JPMorgan Short Duration Bond Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE